Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	124,604,910.32	14,023
Yield Supplement Overcollateralization Amount 05/31/22	3,133,929.95	0
Receivables Balance 05/31/22	127,738,840.27	14,023
Principal Payments	8,325,341.58	314
Defaulted Receivables	90,863.94	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	2,809,330.28	0
Pool Balance at 06/30/22	116,513,304.47	13,702

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.81%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	1,545,646.49	123
Past Due 61-90 days	457,776.29	35
Past Due 91-120 days	109,340.84	7
Past Due 121+ days	0.00	0
Total	2,112,763.62	165

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	131,311.72
Aggregate Net Losses/(Gains) - June 2022	(40,447.78)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.38%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	-0.32%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	-0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.66%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	21.57

Flow of Funds	$ Amount
Collections	8,842,844.73
Investment Earnings on Cash Accounts	2,371.54
Servicing Fee	(106,449.03)
Transfer to Collection Account	-
Available Funds	8,738,767.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	228,520.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	8,091,605.85
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	332,054.47

Total Distributions of Available Funds	8,738,767.24

Servicing Fee	106,449.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 06/15/22	114,420,643.88
Principal Paid	8,091,605.85
Note Balance @ 07/15/22	106,329,038.03

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-3
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-4
Note Balance @ 06/15/22	83,860,643.88
Principal Paid	8,091,605.85
Note Balance @ 07/15/22	75,769,038.03
Note Factor @ 07/15/22	85.0763957%

Class B
Note Balance @ 06/15/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	30,560,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	315,106.92
Total Principal Paid	8,091,605.85
Total Paid	8,406,712.77

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.27000%
Interest Paid	228,520.25
Principal Paid	8,091,605.85
Total Paid to A-4 Holders	8,320,126.10

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3149117
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.0865922
Total Distribution Amount	8.4015039

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.5659134
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	90.8556687
Total A-4 Distribution Amount	93.4215821

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	2,546,066.61
Investment Earnings	2,177.94
Investment Earnings Paid	(2,177.94)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$504,561.33	$337,021.81	$367,223.37
Number of Extensions	43	29	30
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.25%	0.25%